Cost of sales of goods and services, without considering depreciation and amortization - Cost of services (Details) - cost of services [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cost of sales [Line Items]
Services provided by third parties	$ 1,681	$ 594	$ 189
Electricity and water	1,204	556	668
Insurances	134	46	81
Maintenance and repair	46	31	55
Consumption of materials and supplies	31	11	20
Transport	14	9	87
Short-term and low-value lease	3	0	6
Salaries	0	0	371
Other	50	22	77
Total cost of services	$ 3,163	$ 1,269	$ 1,554